Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Dreyfus Institutional Preferred Money Market Funds
Entity Central Index Key	0001038520
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000007598 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Government Plus Money Market Fund
Class Name	Institutional Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Institutional Preferred Government Plus Money Market Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dreyfus.com/sitelets/government-plus.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	dreyfus.com/sitelets/government-plus.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$0	0.00%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 912,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$912	4	$0
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 3/31/25 ) Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.